Schedule of consolidated balance sheet (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases [Abstract]
Right-of-use assets	$ 147,565	$ 201,603	$ 183,796
Current	42,428	57,965	25,349
Non-current	111,801	152,742	162,281
Lease liabilities	$ 154,229	$ 210,707	$ 187,630